Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events
Subsequent events

25. Subsequent events

On March 11, 2020, the World Health Organization declared the outbreak of COVID-19 a “pandemic”. The Company expects a delay in patient enrollment of all of its ongoing and scheduled trials, including the pivotal trial of sepofarsen for Leber’s congenital amaurosis 10. The duration and full effects of the COVID-19 outbreak are yet unknown. The Company is implementing mitigation procedures that support a rapid ramp up in enrollment as soon as the disruption resolves, including additional patient identification activities and documentation for additional site activations, while prioritizing the safety of trial participants.